           [logo](R)
     NEW ENGLAND FUNDS(R)
  Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

      New England
International Equity Fund --


[Graphic Omitted]

                                     PROSPECTUS
                                     May 3, 1999

                                     (as revised August 23, 1999)


                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 4

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 6

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 7

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 19

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

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GOALS, STRATEGIES & RISKS
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New England International Equity Fund .....................................   2

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FUND FEES & EXPENSES
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Fund Fees & Expenses ......................................................   4

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MORE ABOUT RISK
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More About Risk ...........................................................   5

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MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .........................   6
Meet the Fund's Portfolio Managers ..................... ..................   6

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FUND SERVICES
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Investing in the Fund .....................................................   7
How Sales Charges are Calculated ..........................................   8
Ways to Reduce or Eliminate Sales Charges .................................   9
It's Easy to Open an Account ..............................................  10
Buying Shares .............................................................  11
Selling Shares ............................................................  12
Selling Shares in Writing .................................................  13
Exchanging Shares .........................................................  14
How Fund Shares Are Priced ................................................  15
Dividends and Distributions ...............................................  16
Tax Consequences ..........................................................  16
Compensation to Securities Dealers ........................................  17
Additional Investor Services ..............................................  18

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FUND PERFORMANCE
--------------------------------------------------------------------------------
New England International Equity Fund .....................................  19
Glossary of Terms .........................................................  20

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                    FUND FOCUS
                  -------------------------              Stability Income Growth
                  NEW ENGLAND INTERNATIONAL EQUITY       -----------------------
                    FUND                            High                     X
                                                         --------- ------ ------
                                                    Mod.
ADVISER:     New England Funds Management, L.P.          --------- ------ ------
             ("NEFM")                               Low      X       X

SUBADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")

MANAGERS:    Alexander Muromcew, John Tribolet
             and Eswar Menon

CATEGORY:    Large-Cap Equity

                                     TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------
                                                      NEFIX     NEIBX     NECIX

INVESTMENT GOAL
The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies headquartered outside of the United States. The Fund will hold securities from at least 3 different countries including those within emerging markets.The Fund will focus on securities with large market capitalization but may invest in securities with any size capitalization.

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

The Fund may:

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England International Equity Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to February 14, 1997.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

(total return)

1993                29.4%
1994                 8.1%
1995                 5.8%
1996                 3.3%
1997                -7.6%
1998                 6.7%

/\ Highest Quarterly Return: First Quarter 1998, up 15.2%
\/ Lowest Quarterly Return: Third Quarter 1998, down 14.6%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East Index ("EAFE"), an arithmetical average of the performance of over 1,000 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The returns are also compared to the Lipper International and Morningstar Foreign Stock Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper International Average and Morningstar Foreign Stock Average returns have been adjusted for these expenses but do not reflect any sales charges.

-----------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                                  PAST 1 YEAR  PAST 5 YEARS  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
  New England International Equity Fund: Class A (inception 5/21/92)             0.5%         1.9%            4.6%
      MSCI EAFE                                                                 20.3%         9.5%           10.6%
      Lipper International Average (calculated from 5/28/92)                    13.1%         7.7%           10.0%
      Morningstar Foreign Stock Average (calculated from 5/31/92)               12.3%         7.4%            9.2%
  New England International Equity Fund: Class B (inception 9/13/93)             0.8%         2.0%            2.2%
      MSCI EAFE                                                                 20.3%         9.5%            8.7%
      Lipper International Average (calculated from 9/30/93)                    13.1%         7.7%            9.2%
      Morningstar Foreign Stock Average (calculated from 9/30/93)               12.3%         7.4%            9.0%
  New England International Equity Fund: Class C (inception 12/30/94)            4.9%                         1.3%
      MSCI EAFE                                                                 20.3%                         9.8%
      Lipper International Average                                              13.1%                         9.8%
      Morningstar Foreign Stock Average                                         12.3%                         9.7%
-----------------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
      (as a percentage of offering price)(1)(2)       5.75%      None     None
  Maximum deferred sales charge (load)
      (as a percentage of original purchase price
      or redemption proceeds, as applicable)(2)         (3)      5.00%    1.00%
  Redemption fees                                     None*      None*    None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
  * Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
  Management fees                                  0.90%      0.90%      0.90%
  Distribution and/or service (12b-1) fees         0.25%      1.00%*     1.00%*
  Other expenses                                   1.10%      1.10%      1.10%
  Total annual fund operating expenses             2.25%      3.00%      3.00%
  Fee waiver and/or expense reimbursement          0.25%**    0.25%**    0.25%**
  Net expenses                                     2.00%      2.75%      2.75%

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 2.00%, 2.75% and 2.75% of the Fund's average daily net assets for Class A, B and C shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;

o  Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          CLASS A          CLASS B                  CLASS C
--------------------------------------------------------------------------------
                                       (1)          (2)        ( 1)         (2)
  1 year                  $  766      $  778      $  278      $  378      $  278
  3 years                 $1,166      $1,153      $  853      $  853      $  853
  5 years                 $1,591      $1,654      $1,454      $1,454      $1,454
  10 years*               $2,768      $2,900      $2,900      $3,080      $3,080

(1)   Assumes redemption at end of period
(2)   Assumes no redemption at end of period
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                               MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

[graphic omitted] MANAGEMENT TEAM
                  ---------------
                  MEET THE FUND'S INVESTMENT ADVISER
                  AND SUBADVISER

The New England Funds family includes 22 mutual funds with a total of over $7.8 billion in assets under management as of June 30, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England International Equity Fund (the "Fund"), which along with the other New England Stock Funds, New England Bond Funds, New England Star Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $136 billion in assets under management as of June 30, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Loomis Sayles makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.56%.

SUBADVISER
LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, NEFM or Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGERS
ALEXANDER MUROMCEW -- Alexander Muromcew serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University and his B.A. from Dartmouth College.

JOHN TRIBOLET -- John Tribolet serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University.

ESWAR MENON -- Eswar Menon serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago and an M.S. from the University of California. He received his B.S. from Indian Institute of Technology, Madras, India.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                         INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted] FUND SERVICES
                  -------------
                  HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                              CLASS A SALES CHARGES
    YOUR INVESTMENT     AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
  Less than  $ 50,000              5.75%                       6.10%
  $ 50,000 - $ 99,999              4.50%                       4.71%
  $100,000 - $249,999              3.50%                       3.63%
  $250,000 - $499,999              2.50%                       2.56%
  $500,000 - $999,999              2.00%                       2.04%
  $1,000,000 or more*              0.00%                       0.00%
--------------------------------------------------------------------------------

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
                    CLASS B CONTINGENT DEFERRED SALES CHARGES
 YEAR SINCE PURCHASE                     CDSC ON SHARES BEING SOLD
         1st                                       5.00%
         2nd                                       4.00%
         3rd                                       3.00%
         4th                                       3.00%
         5th                                       2.00%
         6th                                       1.00%
      thereafter                                   0.00%
--------------------------------------------------------------------------------

CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another New England Fund.

--------------------------------------------------------------------------------
                    CLASS C CONTINGENT DEFERRED SALES CHARGES
 YEAR SINCE PURCHASE                     CDSC ON SHARES BEING SOLD
         1st                                       1.00%
      thereafter                                   0.00%
--------------------------------------------------------------------------------

HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:
o increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                     WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o Letter of Intent -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

  These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the New England Funds or Money Market Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Fund without paying a sales charge to repurchase Class A shares of any New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you. If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o to make payments through a systematic withdrawal plan; or

o due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

[graphic omitted] FUND SERVICES
                  -------------
                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------------------------------
                                                                MINIMUM TO OPEN AN
                                                MINIMUM TO        ACCOUNT USING         MINIMUM FOR
  TYPE OF ACCOUNT                             OPEN AN ACCOUNT   INVESTMENT BUILDER   EXISTING ACCOUNTS
  Any account other than those
  listed below                                      $2,500             $100                $100
  Accounts registered under the Uniform
  Gifts to Minors Act or the Uniform                $2,000             $100                $100
  Transfers to Minors Act
  Individual Retirement Accounts (IRAs)             $  500             $100                $100
  Retirement plans with tax benefits such
  as corporate pension, profit sharing
  and Keogh plans                                   $  250             $100                $100
  Payroll Deduction Investment Programs
  for 401(k), SARSEP, SEP, SIMPLE,                     $25              N/A                $ 25
  403(b)(7) and certain other retirement plans
------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
               800-225-5478, PRESS 1

NEW ENGLAND FUNDS WEB SITE
    www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. $>By using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
     o review your account balance, recent transactions, Fund prices and recent performance;
     o order duplicate account statements; and
     o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                FUND SERVICES [graphic omitted]
                                                -------------
                                                BUYING SHARES

                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT

THROUGH YOUR
INVESTMENT DEALER

o  Call your investment dealer for                   o  Call your investment dealer for
   information                                          information

BY MAIL
[graphic omitted]
o  Make out a check in U.S. dollars for the          o  Make out a check in U.S. dollars for the
   investment amount, payable to "New England           investment amount, payable to "New
   Funds." Third party checks will generally            England Funds." Third party checks will
   not be accepted.                                     generally not be accepted.

o  Mail the check with your completed                o  Fill out the detachable investment slip
   application to New England Funds, P.O. Box           from an account statement. If no slip is
   8551, Boston, MA 02266-8551.                         available, include with the check a
                                                        letter specifying the Fund name, your
                                                        class of shares, your account number and
                                                        the registered account name(s). To make
                                                        investing even easier, you can order more
                                                        investment slips by calling 800-225-5478.

BY EXCHANGE
[graphic omitted]
o  The exchange must be for a minimum of $1,000      o  The exchange must be for a minimum of
   or for all of your shares.                           $1,000 or for all of your shares.

o  Obtain a current prospectus for the Fund          o  Call your investment dealer or New
   into which you are exchanging by calling             England Funds at 800-225-5478 to request
   your investment dealer or New England                an exchange.
   Funds at 800-225-5478.
                                                     o  See the section entitled "Exchanging
o  Call your investment dealer or New England           Shares."
   Funds to request an exchange.

o  See the section entitled "Exchanging
   Shares."


BY WIRE
[graphic omitted]
o  Call New England Funds at 800-225-5478 to         o  Instruct your bank to transfer funds to
   obtain an account number and wire transfer           State Street Bank & Trust Company, ABA#
   instructions. Your bank may charge you for           011000028, DDA# 99011538.
   such a transfer.
                                                     o  Specify the Fund name, your class of
                                                        shares, your account number and the
                                                        registered account name(s). Your bank may
                                                        charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o  Indicate on your application that you             o  Please call New England Funds at
   would like to begin an automatic                     800-225-5478 for a Service Options Form.
   investment plan through Investment Builder           A signature guarantee may be required to
   and the amount of the monthly investment             add this privilege.
   ($100 minimum).
o  Send a check marked "Void" or a deposit           o  See the section entitled "Additional
   slip from your bank account along with               Investor Services."
   your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o  Ask your bank or credit union whether it          o  Call New England Funds at 800-225-5478 to
   is a member of the ACH system.                       add shares to your account through ACH.

o  Complete the "Telephone Withdrawal and            o  If you have not signed up for the ACH
   Exchange" and "Bank Information" sections            system, please call New England Funds for
   on your account application.                         a Service Options Form. A signature
                                                        guarantee may be required to add this
o  Mail your completed application to New               privilege.
   England Funds, P.O. Box 8551, Boston, MA
   02266-8551.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES
                                        TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o Call New England Funds to request an exchange.

o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o Call New England Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]

o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]

o You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o a financial representative or securities dealer;

o a federal savings bank, cooperative or other type of bank;

o a savings and loan or other thrift institution;

o a credit union; or

o a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                          REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------

INDIVIDUAL, JOINT, SOLE  PROPRIETORSHIP,       o  The signatures on the letter
  UGMA/UTMA (MINOR ACCOUNTS)                      must include all persons
                                                  authorized to sign, including
                                                  title, if applicable.

                                               o  Signature guarantee, if
                                                  applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS              o  The signatures on the letter
                                                  must include all persons
                                                  authorized to sign, including
                                                  title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS           o  The signature on the letter
                                                  must include all trustees
                                                  authorized to sign, including
                                                  title.

                                               o  If the names of the trustees
                                                  are not registered on the
                                                  account, please provide a copy
                                                  of the trust document
                                                  certified within the past 60
                                                  days.

                                               o  Signature guarantee, if
                                                  applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS                 o  The signatures on the letter
ARE DECEASED                                      must include all surviving
                                                  tenants of the account.
                                               o  Copy of the death certificate.
                                               o  Signature guarantee if
                                                  proceeds check is issued to
                                                  other than the surviving
                                                  tenants.

POWER OF ATTORNEY (POA)                        o  The signatures on the letter
                                                  must include the
                                                  attorney-in-fact, indicating
                                                  such title.

                                               o  A signature guarantee.

                                               o  Certified copy of the POA
                                                  document stating it is still
                                                  in full force and effect,
                                                  specifying the exact Fund and
                                                  account number, and certified
                                                  within 30 days of receipt of
                                                  instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS             o  The signature on the letter
(EXCEPT NEW ENGLAND FUNDS PROTOTYPE               must include all signatures of
DOCUMENTS)                                        those authorized to sign,
                                                  including title.

                                               o  Signature guarantee, if
                                                  applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,          o  The signature on the letter
GUARDIANS, CONSERVATORS                           must include those authorized
                                                  to sign, including capacity.

                                               o  A signature guarantee.

                                               o  Certified copy of court
                                                  document where signer derives
                                                  authority, e.g.: Letters of
                                                  Administration,
                                                  Conservatorship, Letters
                                                  Testamentary.*

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)          o  Additional documentation and
                                                  distribution forms are
                                                  required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted] FUND SERVICES
                  -------------
                  EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares. Restrictions on Buying, Selling and Exchanging Shares

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                                         SITUATION

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed
                                                      (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC

The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act

The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for the Fund to make cash
marketable securities in lieu of cash or may take     payments as determined
up to 7 days to pay a redemption request in order     in the sole discretion
to raise capital:                                     of the adviser or
                                                      subadviser

The Fund may close your account and send you the    o When the Fund account
proceeds. You will have 60 days after being           falls below a set
notified of the Fund's intention to close your        minimum (currently
account to increase the account to the set            $1,000 as set by the
minimum. This does not apply to certain qualified     Fund's Board of
retirement plans, automatic investment plans or       Trustees)
accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share:

The Fund may withhold redemption proceeds until     o When redemptions are
the check or funds have cleared:                      made within 10 calendar
                                                      days of purchase by
                                                      check or ACH of the
                                                      shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE = TOTAL MARKET VALUE OF SECURITIES + CASH AND
                           OTHER ASSETS - LIABILITIES
                  -------------------------------------------
                           NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted] FUND SERVICES
                  -------------
                  DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."


o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of the Fund should also consult their tax adviser about consequences of their investments under foreign laws.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] FUND SERVICES
                  -------------
                  ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other New England Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] FUND PERFORMANCE
                  ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND INTERNATIONAL EQUITY FUND

-----------------------------------------------------------------------------------------------------------
                                                                           CLASS A
                                                                    YEAR ENDED DECEMBER 31,
                                                       1994       1995       1996       1997       1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                $14.85     $15.50     $16.13     $16.31     $14.06
                                                      ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                            0.00       0.27       0.02(c)    0.09(c)    0.15(c)
Net Realized and Unrealized Gain (Loss)
 on Investments                                         1.19       0.63       0.51      (1.25)      0.77
                                                      ------     ------     ------     ------     ------
Total From Investment Operations                        1.19       0.90       0.53      (1.16)      0.92
                                                      ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                0.00      (0.27)     (0.02)      0.00      (0.23)
Distributions in Excess of Net Investment
 Income                                                 0.00       0.00       0.00       0.00      (0.21)
Distributions From Net Realized Capital Gains          (0.53)      0.00      (0.33)     (1.05)     (0.19)
Distributions in Excess of Net Realized Gains           0.00       0.00       0.00      (0.04)     (0.09)
Distributions From Paid-In Capital                     (0.01)      0.00       0.00       0.00       0.00
                                                      ------     ------     ------     ------     ------
Total Distributions                                    (0.54)     (0.27)     (0.35)     (1.09)     (0.72)
                                                      ------     ------     ------     ------     ------
Net Asset Value, End of the Year                      $15.50     $16.13     $16.31     $14.06     $14.26
                                                      ======     ======     ======     ======     ======
TOTAL RETURN (%)(a)                                      8.1        5.8        3.3       (7.6)       6.7
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(b)                           1.75       1.75       1.75       1.75       1.91
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                              0.01       1.24       0.14       0.62       1.04
Portfolio Turnover Rate (%)                              123        119         59        154        105
Net Assets, End of the Year (000)                   $142,917   $136,848   $109,773    $57,845    $47,444
-----------------------------------------------------------------------------------------------------------
                                                                            CLASS B
                                                                    YEAR ENDED DECEMBER 31,
                                                        1994       1995       1996       1997       1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                 $14.81     $15.35     $15.93     $16.00     $13.71
                                                       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                             0.00       0.19      (0.10)(c)  (0.03)(c)   0.04(c)
Net Realized and Unrealized Gain (Loss)
 on Investments                                          1.08       0.58       0.50      (1.17)      0.75
                                                       ------     ------     ------     ------     ------
Total From Investment Operations                         1.08       0.77       0.40      (1.20)      0.79
                                                       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                 0.00      (0.19)      0.00       0.00      (0.12)
Distributions in Excess of Net Investment
 Income                                                  0.00       0.00       0.00       0.00      (0.12)
Distributions From Net Realized Capital Gains           (0.53)      0.00      (0.33)     (1.05)     (0.19)
Distributions in Excess of Net Realized Gains            0.00       0.00       0.00      (0.04)     (0.09)
Distributions From Paid-In Capital                      (0.01)      0.00       0.00       0.00       0.00
                                                       ------     ------     ------     ------     ------
Total Distributions                                     (0.54)     (0.19)     (0.33)     (1.09)     (0.52)
                                                       ------     ------     ------     ------     ------
Net Asset Value, End of the Year                       $15.35     $15.93     $16.00     $13.71     $13.98
                                                       ======     ======     ======     ======     ======
TOTAL RETURN (%)(a)                                       7.3        5.0        2.5       (8.0)       5.8
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(b)                            2.50       2.50       2.50       2.50       2.66
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                              (0.74)      0.49      (0.61)     (0.13)      0.29
Portfolio Turnover Rate (%)                               123        119         59        154        105
Net Assets, End of the Year (000)                     $41,601    $52,895    $45,974    $25,216    $19,797
-----------------------------------------------------------------------------------------------------------
                                                                          CLASS C
                                                                   YEAR ENDED DECEMBER 31,
                                                       1995       1996       1997       1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                $15.35     $15.96     $16.03     $13.74
                                                      ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                            0.19      (0.10)(c)  (0.03)(c)  (0.05)(c)
Net Realized and Unrealized Gain (Loss)
 on Investments                                         0.61       0.50      (1.17)      0.75
                                                      ------     ------     ------     ------
Total From Investment Operations                        0.80       0.40      (1.20)      0.80
                                                      ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income               (0.19)      0.00       0.00      (0.12)
Distributions in Excess of Net Investment
 Income                                                 0.00       0.00       0.00      (0.12)
Distributions From Net Realized Capital Gains           0.00      (0.33)     (1.05)     (0.19)
Distributions in Excess of Net Realized Gains           0.00       0.00      (0.04)     (0.09)
Distributions From Paid-In Capital                      0.00       0.00       0.00       0.00
                                                      ------     ------     ------     ------
Total Distributions                                    (0.19)     (0.33)     (1.09)     (0.52)
                                                      ------     ------     ------     ------
Net Asset Value, End of the Year                      $15.96     $16.03     $13.74     $14.02
                                                      ======     ======     ======     ======
TOTAL RETURN (%)(a)                                      5.2        2.5       (8.0)       5.9
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(b)                           2.50       2.50       2.50       2.66
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                              0.49      (0.61)     (0.13)      0.29
Portfolio Turnover Rate (%)                              119         59        154        105
Net Assets, End of the Year (000)                     $1,066       $850       $843       $860

(a) A sales charge for Class A shares or a CDSC for Class B and C shares are not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations would have been (%):

                       ____________Class A____________   ____________Class B____________  ________Class C_________
                       1994   1995  1996   1997   1998   1994  1995   1996   1997   1998  1995   1996   1997  1998
                       1.79   1.83  1.79   2.14   2.25   2.54  2.58   2.54   2.89   3.00  2.58   2.54   2.89  3.00
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

The Fund's current subadviser assumed that function on February 15, 1997. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

GLOSSARY OF TERMS

BID PRICE -- the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation
(i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

          [graphic omitted]

If you would like more information
    about the Fund, the following
     documents are available free
             upon request:

   ANNUAL AND SEMIANNUAL REPORTS --
    Provide additional information
     about the Fund's investments.
 Each report includes a discussion of
 the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
             fiscal year.

STATEMENT OF ADDITIONAL INFORMATION             New England International
   (SAI) -- Provides more detailed                     Equity Fund
 information about the Fund, has been
filed with the Securities and Exchange
 Commission and is incorporated into
this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S
ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
 CONTACT YOUR FINANCIAL REPRESENTATIVE,
            OR THE FUND AT:

  New England Funds, L.P. 399 Boylston
   Street Boston, Massachusetts 02116
   Telephone: 800-225-5478 Internet:
          www.mutualfunds.com

Your financial representative or New
 England Funds will also be happy to
 answer your questions or to provide
 any additional information that you
             may require.

You can review the Fund's reports and
 SAI at the Public Reference Room of
     the Securities and Exchange
   Commission. Text-only copies are
 available free from the Commission's
      Web site at: www.sec.gov.

Copies of these publications are also
  available for a fee by writing or
 calling the Public Reference Room of
 the SEC, Washington, D.C. 20549-6009
       Telephone: 800-SEC-0330

  New England Funds, L.P., and other
  firms selling shares of New England
   Funds are members of the National
Association of Securities Dealers, Inc.
(NASD). As a service to investors, the
 NASD has asked that we inform you of
 the availability of a brochure on its
Public Disclosure Program. The program
 provides access to information about
      securities firms and their
representatives. Investors may obtain a
    copy by contacting the NASD at
 800-289-9999 or by visiting their Web
        site at www.NASDR.com.
                                        Investment Company Act File No. 811-4323
--------------------------------------------------------------------------------

           [logo](R)
     NEW ENGLAND FUNDS(R)
  Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

      New England
International Equity Fund --
Class Y Shares


[Graphic Omitted]

                                     PROSPECTUS
                                     May 3, 1999

                                     (as revised August 23, 1999)


                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 4

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 6

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 7

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 14

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
New England International Equity Fund .....................................   2

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses ......................................................   4

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk ...........................................................   5

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .........................   6
Meet the Fund's Portfolio Managers ..................... ..................   6

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
It's Easy to Open an Account ..............................................   7
Buying Shares .............................................................   8
Selling Shares ............................................................   9
Selling Shares in Writing .................................................  10
Exchanging Shares .........................................................  11
How Fund Shares Are Priced ................................................  12
Dividends and Distributions ...............................................  13
Tax Consequences ..........................................................  13
Compensation to Securities Dealers ........................................  13

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
New England International Equity Fund .....................................  14
Glossary of Terms .........................................................  15

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                    FUND FOCUS
                  -------------------------              Stability Income Growth
                  NEW ENGLAND INTERNATIONAL EQUITY       -----------------------
                    FUND                            High                     X
                                                         --------- ------ ------
                                                    Mod.
ADVISER:     New England Funds Management, L.P.          --------- ------ ------
             ("NEFM")                               Low      X       X

SUBADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")

MANAGERS:    Alexander Muromcew, John Tribolet
             and Eswar Menon

CATEGORY:    Large-Cap Equity

                                   TICKER SYMBOL:  CLASS Y
                                                   -------
                                                    NEIYX
INVESTMENT GOAL
The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies headquartered outside of the United States. The Fund will hold securities from at least 3 different countries including those within emerging markets. The Fund will focus on securities with large market capitalization but may invest in securities with any size capitalization

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions, while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

The Fund may:

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England International Equity Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to February 14, 1997.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Total Return]

1994                     8.9%
1995                     6.6%
1996                     4.0%
1997                    -6.7%
1998                     7.3%

/\Highest Quarterly Return: First Quarter 1998, up 15.3%
\/Lowest Quarterly Return: Third Quarter 1998, down 14.4%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East Index ("EAFE"), an arithmetical average of the performance of over 1,000 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The returns are also compared to the Lipper International and Morningstar Foreign Stock Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper International Average and the Morningstar Foreign Stock Average returns have been adjusted for these expenses.

-----------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)    PAST 1 YEAR    PAST 5 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------
  New England International Equity Fund:
    Class Y (inception 9/9/93)                    7.3%            3.8%             3.8%
      MSCI EAFE                                  20.3%            9.5%             8.7%
      Lipper International Average
       (calculated from 9/30/93)                 13.1%            7.7%             9.2%
      Morningstar Foreign Stock Average
       (calculated from 9/30/93)                 12.3%            7.4%             9.0%

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
& Expenses."

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

-----------------------------------------------------------------
                                                          CLASS Y
-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases           None
-----------------------------------------------------------------
Maximum deferred sales charge (load)                       None
-----------------------------------------------------------------
Redemption fees                                            None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)+

                                          CLASS Y
-----------------------------------------------------
  Management fees                           0.90%
  Distribution and/or service (12b-1) fees  0.00%
  Other expenses                            1.10%
  Total annual fund operating expenses      2.00%
  Fee waiver and/or expense reimbursement   0.25%*
  Net expenses                              1.75%

+The expense information in the table has been restated to reflect the current fee waiver.

*NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 1.75% of its average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                     CLASS Y
                       ----------------------------------
                          1 year               $  178
                       ----------------------------------
                          3 years              $  551
                       ----------------------------------
                          5 years              $  949
                       ----------------------------------
                         10 years              $2,062
                       ----------------------------------

                                                               MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund. These types of risks may apply to restricted securites, Section 4(2) Commercial Paper or Rule 144A securities.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

EURO CONVERSION Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

[graphic omitted] MANAGEMENT TEAM
                  ----------------
                  MEET THE FUND'S INVESTMENT ADVISER
                  AND SUBADVISER

The New England Funds family includes 22 mutual funds with a total of over $7.8 billion in assets under management as of June 30, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers Class Y shares of New England International Equity Fund (the "Fund"), which along with the other New England Stock Funds, New England Star Funds, New England Bond Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $136 billion in assets under management as of June 30, 1999. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Loomis Sayles makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.56%.

SUBADVISER
LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, NEFM or Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or Loomis Sayles. In placing such trades Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such Fund trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGERS
ALEXANDER MUROMCEW - Alexander Muromcew serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University and his B.A. from Dartmouth College.

JOHN TRIBOLET - John Tribolet serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University.

ESWAR MENON - Eswar Menon serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago and an M.S. from the University of California. He received his B.S. from Indian Institute of Technology, Madras, India.

                                  FUND SERVICES
                                  -------------
                                  IT'S EASY TO OPEN AN ACCOUNT [graphic omitted]

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

   A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

     o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

   There is no initial or subsequent investment minimum for:

     o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

     o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

     o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.

     o SPECIAL ACCOUNTS for International Equity Fund (including bank common trusts, bank collective trust funds and dedicated corporate or trust funds, such as nuclear decommissioning trusts and hospital depreciation funds).

     o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Funds, NEFM or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

     o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

     o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

     o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact New England Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES
You will not receive certificates representing Class Y shares.

NEW ENGLAND FUNDS WEB SITE
You may have access to your account 24 hours a day by visiting us online at www.mutualfunds.com.

[graphic omitted] FUND SERVICES
                  -------------
                  BUYING SHARES

                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT

THROUGH YOUR
INVESTMENT DEALER

o  Call your investment dealer for                   o    Call your investment dealer for
   information                                            information

BY MAIL
[graphic omitted]
o  Make out a check in U.S. dollars for the          o    Make out a check in U.S. dollars for the
   investment amount, payable to "New England             investment amount, payable to "New
   Funds." Third party checks will generally              England Funds." Third party checks will
   not be accepted.                                       generally not be accepted.

o  Mail the check with your completed                o    Fill out the detachable investment slip
   application to New England Funds, P.O. Box             from an account statement. If no slip is
   8551, Boston, MA 02266-8551.                           available, include with the check a
                                                          letter specifying the Fund name, your
                                                          class of shares, your account number and
                                                          the registered account name(s). To make
                                                          investing even easier, you can order more
                                                          investment slips by calling 800-225-5478.

BY EXCHANGE
[graphic omitted]

o  Obtain a current prospectus for the Fund          o    Call your investment dealer or New
   into which you are exchanging by calling               England Funds at 800-225-5478 to request
   your investment dealer or New England                  an exchange.
   Funds at 800-225-5478.
                                                     o    See the section entitled "Exchanging
o  Call your investment dealer or New England             Shares."
   Funds to request an exchange.

o  See the section entitled "Exchanging
   Shares."


BY WIRE
[graphic omitted]
o  Call New England Funds at 800-225-5478 to         o    Instruct your bank to transfer funds to
   obtain an account number and wire transfer             State Street Bank & Trust Company, ABA#
   instructions. Your bank may charge you for             011000028, DDA# 99011538.
   such a transfer.
                                                     o    Specify the Fund name, your account number and
                                                          the registered account name(s). Your bank may
                                                          charge you for such a transfer.


THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o  Ask your bank or credit union whether it          o    Call New England Funds at 800-225-5478 to
   is a member of the ACH system.                         add shares to your account through ACH.

o  Complete the "Telephone Withdrawal and            o    If you have not signed up for the ACH
   Exchange" and "Bank Information" sections              system, please call New England Funds for
   on your account application.                           a Service Options Form. A signature
                                                          guarantee may be required to add this
o  Mail your completed application to New                 privilege.
   England Funds, P.O. Box 8551, Boston, MA
   02266-8551.

                                                FUND SERVICES
                                                -------------
                                                SELLING SHARES [graphic omitted]

                                   TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o  Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to New England Funds, P.O. Box 8551, Boston, MA
    02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o   Call New England Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o   Call New England Funds to request a redemption through this system.

o   Proceeds will generally arrive at your bank within three business days.

BY TELEPHONE
[graphic omitted]

o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

                                             FUND SERVICES
                                             -------------
                                             EXCHANGING SHARES [graphic omitted]

You may exchange Class Y shares of your Fund for Class Y shares of any other New England Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any New England Fund in a NELICO Deferred Compensation Account for Class A shares of any other New England Fund which does not offer Class Y shares. Class A shares of any New England Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any New England Fund. All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                                         SITUATION

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed
                                                      (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC

The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act

The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for the Fund to make cash
marketable securities in lieu of cash or may take     payments as determined
up to 7 days to pay a redemption request in order     in the sole discretion
to raise capital:                                     of the adviser or
                                                      subadviser

The Fund may withhold redemption proceeds until     o When redemptions are
the check or funds have cleared:                      made within 10 calendar
                                                      days of purchase by
                                                      check or ACH of the
                                                      shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED [graphic omitted]

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

                                  TOTAL MARKET VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00pm, but not later than 8:00pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES - most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) - amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS - last sale price, or if not available, last offering price.

o FUTURES - unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES - fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

                           FUND SERVICES
------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS (graphic omitted)

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

  o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another New England Fund.

  o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of International Equity Fund should also consult their tax advisers about consequences of their investments under foreign laws.

COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted]  FUND PERFORMANCE
                   -----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND INTERNATIONAL EQUITY FUND

                                                         CLASS Y

                                              YEAR ENDED DECEMBER 31,
                                       ---------------------------------------
                                         1994    1995    1996    1997    1998
--------------------------------------------------------------------------------

Net Asset Value, Beginning of the Year $14.86  $15.64  $16.25  $16.48  $14.35
                                       ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                    0.00    0.43    0.11(b) 0.19(b) 0.25(b)
Net Realized and Unrealized Gain (Loss)
 on Investments                          1.32    0.60    0.54   (1.23)   0.77
                                       ------  ------  ------  ------  ------
Total From Investment Operations         1.32    1.02    0.65   (1.04)   1.02
                                       ------  ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income     0.00   (0.41)  (0.09)   0.00   (0.33)
Dividends in Excess of Net
 Investment Income                       0.00    0.00    0.00    0.00   (0.31)
Distributions From Net Realized
 Capital Gains                          (0.53)   0.00   (0.33)  (1.05)  (0.19)
Distributions in Excess of Net
 Realized Gains                          0.00    0.00    0.00   (0.04)  (0.09)
Distributions From Paid-in Capital      (0.01)   0.00    0.00    0.00    0.00
                                       ------  ------  ------  ------  ------
Total Distributions                     (0.54)  (0.41)  (0.42)  (1.09)  (0.92)
                                        ------  ------  ------  ------  ------
Net Asset Value, End of the Year       $15.64  $16.25  $16.48  $14.35  $14.45
                                       ======  ======  ======  ======  ======
TOTAL RETURN (%)                          8.9     6.6     4.0    (6.7)    7.3

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
 Average Net Assets (%)(a)               1.00    1.00    1.00    1.15    1.31
Ratio of Net Investment Income to
 Average Net Assets (%)                  0.76    1.99    0.89    1.22    1.64
Portfolio Turnover Rate (%)               123     119      59     154     105
Net Assets, End of the Year (000)     $56,561 $83,119 $52,161  $4,752  $5,552

The Subadviser to the Fund prior to February 15, 1997 was Draycott Partners, Ltd. Effective February 15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.

(a) The ratio of operating expenses to average net assets
    without giving effect to an expense limitation would
    have been (%):                       1.04    1.21    1.19    1.41    1.65

(b) Per share net investment income has been calculated using the average shares outstanding during the year.

                                                               GLOSSARY OF TERMS

BID PRICE -- the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

NOTES --

[GRAPHIC OMITTED]

   IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

     ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI) --
   Provides more detailed information about the
  Fund, has been filed with the Securities and
Exchange Commission and is incorporated into this                        Class Y Shares of:
             Prospectus by reference.                                 NEW ENGLAND INTERNATIONAL
                                                                              EQUITY FUND
   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
    SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR
    FINANCIAL REPRESENTATIVE, OR THE FUND AT:

              New England Funds, L.P.
                399 Boylston Street
            Boston, Massachusetts 02116
              Telephone: 800-225-5478
           Internet: www.mutualfunds.com

Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may
                     require.

 You can review the Fund's reports and SAI at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                   www.sec.gov.

 Copies of these publications are also available
    for a fee by writing or calling the Public
            Reference Room of the SEC,
            Washington, D.C. 20549-6009
              Telephone: 800-SEC-0330

 New England Funds, L.P., and other firms selling
  shares of New England Funds are members of the National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
Investors may obtain a copy by contacting the NASD
 at 800-289-9999 or by visiting their Web site at
                  www.NASDR.com.

                                                          Investment Company Act File No. 811-4323)
                                                                       YIE51-0899

                     NEW ENGLAND INTERNATIONAL EQUITY FUND

                       Supplement dated August 23, 1999 to
                      New England International Equity Fund
                  Class A, B and C Prospectus dated May 3, 1999

On August 20, 1999, the Board of Trustees of New England Funds Trust I approved certain changes to the investment strategies of New England International Equity Fund (the "Fund"). Accordingly, sections of the Prospectus are revised as set forth below.

The Fund will now be in the New England Funds Large-Cap Equity category.

The section entitled "Investment Strategies" is revised to read as follows:

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies headquartered outside of the United States. The Fund will hold securities from at least 3 different countries including those within emerging markets. The Fund will focus on securities with large market capitalization but may invest in securities with any size market capitalization.

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions, while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

The Fund may:
o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

The section entitled "Investment Risks" is revised to read as follows:

EQUITY SECURITIES: Subject to market risk. This means that you may lose on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Effective August 23, 1999, Paul H. Drexler no longer serves as portfolio manager for the Fund. Instead, a team of investment professionals, consisting of Alexander Muromcew, John Tribolet and Eswar Menon, manages the Fund.

The heading of the section "Meet the Fund's Portfolio Manager" is changed to "Meet the Fund's Portfolio Managers" to reflect the new team of portfolio managers and the text of the section is revised to read as follows:

ALEXANDER MUROMCEW
Alexander Muromcew serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University and his B.A. from Dartmouth College.

JOHN TRIBOLET
John Tribolet serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University.

ESWAR MENON
Eswar Menon serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago and an M.S. from the University of California. He received his B.S. from Indian Institute of Technology, Madras, India.
                                                                       SP01-0899

NEW ENGLAND INTERNATIONAL EQUITY FUND
Supplement dated August 23, 1999 to New England International Equity Fund Class Y Prospectus dated May 3, 1999

On August 20, 1999, the Board of Trustees of New England Funds Trust I approved certain changes to the investment strategies of New England International Equity Fund (the "Fund"). Accordingly, sections of the Prospectus are revised as set forth below.

The Fund is now in the New England Funds Large-Cap Equity category.

The section entitled "Investment Strategies" is revised to read as follows:

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies headquartered outside of the United States. The Fund will hold securities from at least 3 different countries including those within emerging markets. The Fund will focus on securities with large market capitalization but may invest in securities with any size market capitalization.

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions, while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and thorough decision making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

The Fund may:

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

The section entitled "Investment Risks" is revised to read as follows:

Equity Securities: Subject to market risk. This means that you may lose on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

Foreign Securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Effective August 23, 1999, Paul H. Drexler no longer serves as portfolio manager for the Fund. Instead, a team of investment professionals, consisting of Alexander Muromcew, John Tribolet and Eswar Menon, manages the Fund.

The heading of the section "Meet the Fund's Portfolio Manager" is changed to "Meet the Fund's Portfolio Managers" to reflect the new team of portfolio managers and the text of the section is revised to read as follows:

ALEXANDER MUROMCEW
Alexander Muromcew serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University and his B.A. from Dartmouth College.

JOHN TRIBOLET
John Tribolet serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University.

ESWAR MENON
Eswar Menon serves as co-portfolio manager for New England International Equity Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago and an M.S. from the University of California. He received his B.S. from Indian Institute of Technology, Madras, India.

In addition, the Annual Fund Operating Expenses Table on page 4 is revised to reflect a decrease in the fee waiver and/or expense reimbursement from 0.60% to 0.25%. The table and corresponding Example Chart read as follows:

                         ANNUAL FUND OPERATING EXPENSES
                                    Class Y
               Management Fees                              0.90%
               Distribution and/or service (12b-1) fees     0.00%
               Other Expenses                               1.10%
               Total Annual fund operating expenses         2.00%
               Fee waiver and/or expense reimbursement      0.25%*
               Net expenses                                 1.75%

* NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 1.75% of its average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.

                                     EXAMPLE
                                     Class Y
                    1 year                         $  178
                    3 years                        $  551
                    5 years                        $  949
                    10 years                       $2,062

                         NEW ENGLAND STAR ADVISERS FUND
                        NEW ENGLAND STAR WORLDWIDE FUND

           Supplement Dated August 23, 1999 to New England Star Funds
                          Class A, B, and C Prospectus
   and New England Stock and Star Funds Class Y Prospectus dated May 3, 1999

STAR ADVISERS FUND

On August 20, 1999, the Board of Trustees of New England Funds Trust I (the "Trust") approved a new interim Subadvisory Agreement (the "Interim Agreement") relating to New England Star Advisers Fund (the "Fund") between New England Funds Management, L.P. ("NEFM"), the Fund's adviser, and Kobrick Funds LLC ("Kobrick"). The Interim Agreement is effective as of August 23, 1999, and will continue in effect for a period of 120 days or until shareholders of the Fund approve a new Subadvisory Agreement between NEFM and Kobrick, whichever occurs first. Under the Interim Agreement, Kobrick succeeds Founders Asset Management, LLC ("Founders") as the subadviser of the segment of the Fund previously managed by Founders (the "Segment") and is responsible for day-to-day management of the Segment's investment operations under the oversight of NEFM. A special shareholder meeting will be held in October to vote on the approval of a second, final Subadvisory Agreement for the Fund between NEFM and Kobrick, which was also approved by the Board of Trustees of the Trust on August 20, 1999 (the "Final Subadvisory Agreement"). The Final Subadvisory Agreement would replace the Interim Agreement. A notice of the special shareholder meeting and a proxy statement will be sent to shareholders in mid-September. In the event that the Fund's shareholders do not approve the Final Subadvisory Agreement between NEFM and Kobrick at the special shareholder meeting, shareholders will be notified and the Board of Trustees will consider alternative arrangements for the management of the Segment's investment portfolio.

The annual subadvisory fee rates payable to Kobrick under the Interim Agreement and the Final Subadvisory Agreement are identical to those previously paid to Founders to manage the Segment, which are 0.55% of the first $50 million of the Segment's average daily net assets, 0.50% of such assets between $50 million and $250 million and 0.475% of such assets in excess of $250 million. In addition, Kobrick has agreed to waive the entire subadvisory fee payable to Kobrick by the Fund under the Interim Agreement through October 19, 1999 and NEFM will pay such waived fees to Founders. This waiver will not affect the management fee payable by the Fund to NEFM.

In conjunction with Kobrick becoming a subadviser to the Fund, the Fund's Board of Trustees approved amendments to the Segment's investment strategies, which will be effective at the close of business on August 20, 1999. Accordingly, the subsection entitled "Founders" within the section entitled "Star Advisers Fund - More on Investment Strategies" page of the Prospectuses are revised as of such date by replacing such subsection with the text set forth below.

KOBRICK
The segment of the Star Advisers Fund managed by Kobrick will, under normal conditions, invest primarily in equity securities of companies with small, medium and large capitalizations, including those Kobrick believes are undervalued special situations and emerging growth companies. This provides Kobrick with flexibility to emphasize companies with different capitalizations as market conditions change. Kobrick's bottom-up approach utilizes quantitative and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, Kobrick generally seeks companies in a wide variety of industries and considers a variety of factors, including:

[ ] the strength of a company's management team
[ ] expected growth in earnings
[ ] relative financial condition
[ ] competitive position andbusiness strategy
[ ] entrepreneurial character
[ ] new or innovative products, services or processes

In making investment decisions, Kobrick employs the following four-part investment approach:

o Screening: Kobrick analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines describeds below. Many of the companies within this group are special situation companies, which because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: Kobrick applies strict buy disciplines, which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management to assess their ability to execute the company's strategy. Kobrick employs risk controls in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: Kobrick closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company relative to the overall economic, political and financial environment.

o Portfolio Realignment: Kobrick will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy.

It is anticipated that most of the Fund's securities will be traded or listed on a major securities exchange. However, the Fund may invest up to 35% of its total assets in other types of securities, including corporate bonds, securities of the U.S. government and certain options. The Fund may engage in active and frequent trading of securities, particularly as the Fund's investment philosophy provides flexibility to emphasize different capitalizations of companies as market conditions change. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower your return.

In the section entitled "Meet the Fund's Investment Adviser and Subadvisers," the text entitled "Founders" under the heading "Subadvisers" is replaced with the following:

KOBRICK, located at 101 Federal Street, Boston, Massachusetts 02110, serves as subadviser to the Star Advisers Fund. Kobrick is a subsidiary of Nvest Companies. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds including three mutual funds.

In the section entitled "Meet the Funds' Portfolio Managers," the biographical information on Thomas M. Arrington and Scott A. Chapman under the heading "Star Advisers Fund" is replaced with the following:

FREDERICK R. KOBRICK
Frederick R. Kobrick has managed the Kobrick segment of the Star Advisers Fund since August 23, 1999. Mr. Kobrick also manages Kobrick Capital Fund (since its inception on December 31, 1997) and Kobrick Emerging Growth Fund (from its inception on December 31, 1997 until February 1, 1999 and returned as manager on April 9, 1999). He has been in the investment business for more than 28 years. For the 12 year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he had served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University and is also a Chartered Financial Analyst.

STAR WORLDWIDE FUND

On August 20, 1999, the Board of Trustees of New England Funds Trust I (the "Trust") approved the termination of the Subadvisory Agreement relating to New England Star Worldwide Fund (the "Fund") between New England Funds Management, L.P., the Fund's adviser, and Founders Asset Management, LLC ("Founders"). Accordingly, the references to Founders and its portfolio managers are eliminated from the Prospectuses. The Board of Trustees also approved reallocation of the assets of the segment previously managed by Founders. Effective August 23, 1999, the assets of the segment will be reallocated among the four other segments of the Fund, with the result that the four segments will, as of such date, represent the following percentages of the Fund's assets:
Harris Associates - U.S. Segment (25%); Harris Associates - International Segment (25%); Janus Capital Corporation Segment (29%); and Montgomery Asset Management Segment (21%). It is expected that the Fund's future cash flow will be allocated equally among the four segments. The percentage of the Fund's assets held in each Segment will vary from time to time, based on the relative investment performance of each Segment.
                                                       XIE51-0899